Remuneration Of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Remuneration Of Directoes And Other Members Of Key Management Personnel
The remuneration of directors and other members of key management personnel during the years were as foll ow
s:

	2023	2022	2021
	S$’000	S$’000	S$’000
Short-term employee benefits	10,751	11,677	11,575
Post-employment benefits	384	440	352
Equity-settled share-based payment expenses (1)	1,718	18,848	5,059
Directors’ fees	167	171	42

	13,020	31,136	17,028

(1)
During the year ended December 31, 2023, the equity-settled share-based payment expenses in relation to key management remuneration which had been recognized in previous years amounting to S$10.6 million were reversed (Note 22).